REDEEMABLE PREFERRED SHARES - Movement of redeemable preferred shares (Details) ¥ in Thousands, $ / shares in Thousands, $ in Millions		12 Months Ended
	Mar. 27, 2019 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Movement of the redeemable preferred shares
Balance at beginning of year		¥ 1,047,012
Balance at end of year		1,064,766	¥ 1,047,012
Redeemable preferred shares
Movement of the redeemable preferred shares
Share price | $ / shares	$ 1
Balance at beginning of year		1,047,012	958,480	¥ 980,910
Accrual of redeemable preferred shares dividends		53,625	51,212	49,073
Settlement of redeemable preferred shares dividends		(53,923)	(51,578)	(49,221)
Foreign exchange impact		18,052	88,898	(22,282)
Balance at end of year		¥ 1,064,766	¥ 1,047,012	¥ 958,480
Redeemable preferred shares | GDS Holdings
Movement of the redeemable preferred shares
Issuance of shares (in shares) | shares	150,000
Share price | $ / shares	$ 1
Issuance of redeemable preferred shares | $	$ 150